DUNHAM FUNDS

Dunham International Bond Fund

Class A (DAIOX)

Class C (DCIOX)

Class N (DNIOX)

Supplement dated January 11, 2017 to the Summary Prospectus dated February 26, 2016 (the “Summary Prospectus”) and Statutory Prospectus dated February 26, 2016 (the “Statutory Prospectus”).  This Supplement updates and supersedes any contrary information contained in the Summary Prospectus or Statutory Prospectus.

Effective immediately, all references to Olaf Rogge as a Portfolio Manager to the Dunham International Bond Fund (the “Fund”) are hereby removed.

You should read this Supplement in conjunction with the Summary Prospectus and Statutory Prospectus dated February 26, 2016, as amended, and to the Statement of Additional Information dated August 31, 2016, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

DUNHAM FUNDS

Dunham International Bond Fund

Class A (DAIOX)

Class C (DCIOX)

Class N (DNIOX)

Supplement dated January 11, 2017 to the Statement of Information dated August 31, 2016 (the “SAI”).  This Supplement updates and supersedes any contrary information contained in the SAI.

Effective immediately, all references to Olaf Rogge as a Portfolio Manager to the Dunham International Bond Fund (the “Fund”) are hereby removed.

You should read this Supplement in conjunction with the Summary Prospectus and Statutory Prospectus dated February 26, 2016, as amended, and to the SAI dated August 31, 2016, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).